DISCONTINUED OPERATIONS (Details Textual) - COP ($) $ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of discontinued operations [Line Items]
Investments in joint ventures		$ 438,610	$ 237,449
Profit (loss) from discontinued operations		0	0	$ 163,497
Tax expense relating to gain (loss) on discontinuance	$ 659
Deferred tax expense (income) recognised in profit or loss		$ 165,645
Percentage of voting equity interests acquired	50.00%
Financiamiento Tuya S.A. [Member]
Disclosure of discontinued operations [Line Items]
Consideration transferred, acquisition-date fair value	$ 79,017		$ 79,017
Discontinued operations [member]
Disclosure of discontinued operations [Line Items]
Profit (loss) from discontinued operations	1,686
Deferred tax expense (income) recognised in profit or loss	99,614
At fair value [member]
Disclosure of discontinued operations [Line Items]
Investments in joint ventures	343,108
At fair value [member] | Discontinued operations [member]
Disclosure of discontinued operations [Line Items]
Profit (loss) from discontinued operations	$ 263,770